Summary of Significant Accounting Policies (Details) (USD $)	0 Months Ended	3 Months Ended
	Apr. 16, 2012	Mar. 31, 2013
Summary of Significant Accounting Policies (Textual)
Advertorial video project cost	$ 395,152
Company incurred actual cost on advertorial video project		296,364
Intangible assets useful life		15 years
Intangible assets, residual value		$ 0